Acquisitions (Tables)	6 Months Ended
Jun. 30, 2024
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Summary of Acquisition Activity
The number of acquisitions completed, and the related consideration for the three and six months ended June 30, 2024 and 2023 were as follows:

	Three months ended June 30,		Six months ended June 30,
Number of transactions	2024	2023	2024	2023
Businesses acquired	–	–	2	1
Investments in businesses	2	4	4	5

Asset acquisitions	1	–	1	–
	3	4	7	6

	Three months ended June 30,		Six months ended June 30,
Total consideration	2024	2023	2024	2023
Businesses acquired (1)	–	–	450	513

Less: Cash acquired	–	–	(24)	(25)
Businesses acquired, net of cash	–	–	426	488
Investments in businesses	3	33	9	35
Asset acquisitions	15	–	15	–

Deferred and contingent consideration payments	1	–	5	–
	19	33	455	523

(1)	In the three months ended June 30, 2024, the Company purchased the remaining shares of Pagero from non-controlling interests.

Summary of Brief Description of the Most Significant Acquisition
The following provides a brief description of the most significant acquisitions completed in the six months ended June 30, 2024 and 2023:

Date	Company	Acquiring Segments	Description
January 2024	Pagero Group AB (publ) (“Pagero”)	Corporates	A global leader in e-invoicing and indirect tax solutions, which it delivers through its Smart Business Network.
January 2024	World Business Media Limited	Reuters News	A cross-platform, subscription-based provider of editorial coverage for the global P&C and specialty (re)insurance industry.
January 2023	SurePrep LLC	Corporates and Tax & Accounting Professionals	A provider of tax automation software and services.

Summary of Net Assets Acquired
The details of net assets acquired were as follows:

			June 30,	June 30,
			2024	2023
	Pagero	Other	Total	SurePrep
Cash and cash equivalents	22	2	24	25
Trade receivables	25	3	28	8
Prepaid expenses and other current assets	6	–	6	3
Current assets	53	5	58	36
Property and equipment	9	–	9	2
Computer software	288	–	288	180
Other identifiable intangible assets	35	19	54	13
Other non-current assets	4	–	4	1
Total assets	389	24	413	232
Payables and accruals	(44)	(1)	(45)	(5)
Current taxes payable	(4)	(1)	(5)	–
Deferred revenue	(14)	(5)	(19)	(47)
Other financial liabilities	(2)	(6)	(8)	–
Current liabilities	(64)	(13)	(77)	(52)
Long-term indebtedness	(48)	–	(48)	–
Provisions and other non-current liabilities	(3)	–	(3)	(1)
Other financial liabilities	(14)	(11)	(25)	–
Deferred tax	(38)	(5)	(43)	(9)
Total liabilities	(167)	(29)	(196)	(62)
Net assets acquired	222	(5)	217	170
Goodwill	575	46	621	343
Non-controlling interests	(388)	–	(388)	–
Total	409	41	450	513
Businesses acquired, net of cash	387	39	426	488